INCOME TAXES (Details - Components of tax PL) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current	$ (30)	$ (39)	$ (44)
Income tax (expense) recovery
Income taxes - origination and reversal of temporary differences	2	8	71
Relating to change in tax rates / imposition of new tax laws	95	(42)	35
Relating to unrecognized temporary differences and tax losses	(8)	(15)	(9)
Deferred taxes, net	89	(49)	97
Total Income Tax recovery (expense)	$ 59	$ (88)	$ 53